Lease Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Non-current portion	$ 2,761	¥ 17,882	¥ 18,406
Current portion - amount charged to expense next year	81	524	524
Total lease prepayments of land use rights	$ 2,842	¥ 18,406	¥ 18,930